UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2024
MFS®  Intermediate
Income Trust
MIN-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Intermediate Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate
Income Trust
New York Stock Exchange Symbol: MIN

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	51.5%
U.S. Treasury Securities	43.3%
Municipal Bonds	4.2%
Asset-Backed Securities	2.7%
Collateralized Debt Obligations	2.0%
Commercial Mortgage-Backed Securities	1.9%
Emerging Markets Bonds	1.6%
High Yield Corporates	1.0%
Residential Mortgage-Backed Securities	1.0%
Mortgage-Backed Securities	0.6%
Non-U.S. Government Bonds	0.4%
U.S. Government Agencies (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	7.1%
AA	3.1%
A	16.8%
BBB	36.9%
BB	1.6%
C	0.9%
U.S. Government	25.3%
Federal Agencies	0.6%
Not Rated	17.9%
Cash & Cash Equivalents	7.7%
Other (q)	(17.9)%
Portfolio facts
Average Duration (d)	3.6
Average Effective Maturity (m)	4.0 yrs.

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 1993.
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2001.
Jake Stone	U.S. Government Securities Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since July 2018.
Effective September 30, 2025, Geoffrey Schechter will no longer be a Portfolio Manager of the fund.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.50% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 91.5%
Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	$1,486,000	$1,454,835
Asset-Backed & Securitized – 7.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.126%, 11/15/2054 (i)	$10,361,541	$476,755
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,087,000	1,067,327
American Credit Acceptance Receivables Trust, 2024-2 “A”, 5.9%, 2/12/2027 (n)	1,311,000	1,310,785
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	336,182	335,593
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.835% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,112,500	1,091,617
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.98% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,522,500	1,498,548
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	283,291	284,113
BDS 2021-FL9 Ltd., “A”, FLR, 6.503% ((SOFR - 1mo. + 0.11448%) + 1.07%), 11/16/2038 (n)	774,498	768,556
Brazos Securitization LLC, 5.014%, 9/01/2031 (n)	695,632	679,074
Bridgecrest Lending Auto Securitization Trust, 5.78%, 2/16/2027	869,000	869,023
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	317,717	318,114
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.635% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	448,047	441,759
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.915% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	774,500	749,251
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	462,000	461,454
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.73% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,000,000	1,860,711
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,538,113
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	411,697	411,694
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	346,000	346,592
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	431,058	433,120
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.085% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	1,500,000	1,474,071
Neuberger Berman CLO Ltd., 2023-53A, “B”, FLR, 7.572% (SOFR - 3mo. + 2.25%), 10/24/2032 (n)	758,092	762,448
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	327,243	324,181
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	99,061	98,160
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	1,517,075	1,507,702

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFS Financing Corp., 2024-A, “A”, FLR, 6.18% (SOFR - 1mo. + 0.85%), 1/15/2028 (n)	$1,700,000	$1,704,182
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.631% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	431,567	428,463
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.931% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (z)	199,500	197,778
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	425,885	425,719
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	433,000	432,065
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	915,910	905,256
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	255,947	252,774
Westlake Automobile Receivables Trust, 2024-1A “A2B”, FLR, 5.9% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	660,000	660,130
		$24,115,128
Automotive – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$958,000	$951,652
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	907,826
LKQ Corp., 5.75%, 6/15/2028	862,000	861,145
LKQ Corp., 6.25%, 6/15/2033	1,176,000	1,182,998
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	762,000	686,491
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	532,000	435,184
		$5,025,296
Broadcasting – 0.7%
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$2,524,000	$2,174,140
Brokerage & Asset Managers – 2.6%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,369,778
Charles Schwab Corp., 5.875%, 8/24/2026	425,000	428,994
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,535,000	1,537,417
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	657,705
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,711,261
LPL Holdings, Inc., 6.75%, 11/17/2028	1,437,000	1,476,883
		$8,182,038
Business Services – 0.9%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,275,482
Verisk Analytics, Inc., 4.125%, 3/15/2029	716,000	674,486
Verisk Analytics, Inc., 5.75%, 4/01/2033	850,000	856,317
		$2,806,285

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,331,519
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	372,000	372,915
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,559,000	1,550,764
		$3,255,198
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$1,216,000	$1,200,200
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,533,000	1,530,038
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	1,760,000	1,694,007
		$4,424,245
Consumer Products – 0.2%
Haleon US Capital LLC, 3.375%, 3/24/2029	$860,000	$783,936
Consumer Services – 1.0%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,571,005
Conservation Fund, 3.474%, 12/15/2029	563,000	498,555
		$3,069,560
Containers – 0.5%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,390,517
Berry Global, Inc., 5.5%, 4/15/2028	325,000	321,295
		$1,711,812
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,049,000	$986,496
Electronics – 0.2%
Qorvo, Inc., 1.75%, 12/15/2024	$634,000	$617,086
Emerging Market Quasi-Sovereign – 0.9%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$613,000	$605,212
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,000,000	967,280
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,328,110
		$2,900,602
Energy - Independent – 0.4%
Pioneer Natural Resources Co., 1.9%, 8/15/2030	$1,750,000	$1,435,819
Energy - Integrated – 0.4%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$1,252,000	$1,183,153

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$332,000	$277,169
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	537,546
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	765,790
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	2,066,779
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	789,000	769,595
		$4,416,879
Food & Beverages – 2.4%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,356,000	$1,319,939
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,243,373
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,451,000	1,261,970
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,723,455
		$7,548,737
Gaming & Lodging – 1.9%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$2,675,125
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,286,000	1,263,277
Marriott International, Inc., 2.85%, 4/15/2031	802,000	672,704
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,378,590
		$5,989,696
Industrial – 0.3%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,120,183
Insurance – 1.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$503,472
Corebridge Financial, Inc., 3.85%, 4/05/2029	2,500,000	2,294,925
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,722,209
		$4,520,606
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$867,000	$799,110
Insurance - Property & Casualty – 2.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,030,518
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	1,626,000	1,693,382
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	2,000,000	1,949,529
		$6,673,429
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,181,000	$1,196,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 1.1%
AGCO Corp., 5.8%, 3/21/2034	$529,000	$517,599
CNH Industrial N.V., 3.85%, 11/15/2027	3,066,000	2,919,858
		$3,437,457
Major Banks – 11.2%
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$2,224,000	$2,040,382
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	1,823,000	1,470,638
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,310,182
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,582,400
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	1,677,000	1,804,620
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	415,734
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	152,982
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,470,101
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	894,000	828,747
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	1,446,000	1,322,708
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	1,142,000	1,146,839
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	2,500,000	2,418,417
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	357,000	351,936
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	1,851,425
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,546,000	2,490,013
Mizuho Financial Group, 5.754%, 5/27/2034	2,000,000	1,994,721
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,245,770
Morgan Stanley, 3.625%, 1/20/2027	824,000	787,723
Morgan Stanley, 3.95%, 4/23/2027	290,000	277,710
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	892,196
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	1,750,000	1,754,056
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,320,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	$2,088,000	$1,991,137
		$35,921,435
Medical & Health Technology & Services – 0.6%
IQVIA Holdings, Inc., 6.25%, 2/01/2029	$353,000	$358,746
Iqvia, Inc., 5.7%, 5/15/2028	472,000	471,905
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,250,000	1,237,052
		$2,067,703
Metals & Mining – 1.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,547,000	$1,506,072
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	656,101
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	729,968
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,099,643
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,778,036
		$5,769,820
Midstream – 1.7%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$1,338,028
MPLX LP, 4%, 3/15/2028	1,395,000	1,322,237
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,353,229
Targa Resources Corp., 4.2%, 2/01/2033	357,000	315,119
Targa Resources Corp., 6.125%, 3/15/2033	577,000	584,182
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	499,000	507,963
		$5,420,758
Mortgage-Backed – 0.6%
Fannie Mae, 6.5%, 11/01/2031	$236,865	$238,707
Freddie Mac, 3.064%, 8/25/2024	1,227,676	1,217,696
Freddie Mac, 0.362%, 10/25/2033 (i)	11,614,030	210,011
Freddie Mac, 6%, 8/01/2034	3,700	3,745
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	195,788	201,062
		$1,871,221
Municipals – 4.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,835,000	$1,801,655
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	2,330,000	2,284,771
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	605,000	552,983
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	110,000	89,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	$2,000,000	$1,756,741
Michigan Finance Authority Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,105,346
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	106,766	104,089
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “2”, 2.348%, 12/01/2040	260,000	233,191
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	2,724,502
University of California, General Taxable Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,652,456
		$13,304,944
Other Banks & Diversified Financials – 1.3%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$352,000	$358,785
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	637,000	625,944
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,784,000	1,652,410
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	819,000	829,812
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	789,000	772,884
		$4,239,835
Pharmaceuticals – 0.6%
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)	$2,000,000	$2,005,372
Real Estate - Retail – 2.6%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,126,737
NNN REIT, Inc., 5.6%, 10/15/2033	675,000	662,235
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,678,327
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,698,585
		$8,165,884
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$2,631,000	$2,170,512
Telecommunications - Wireless – 1.8%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$947,000	$887,516
Crown Castle, Inc., REIT, 2.25%, 1/15/2031	1,000,000	804,168
Rogers Communications, Inc., 3.2%, 3/15/2027	1,739,000	1,631,316

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 3.875%, 4/15/2030	$2,500,000	$2,287,513
		$5,610,513
Tobacco – 1.2%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$1,948,821
Philip Morris International, Inc., 5.75%, 11/17/2032	1,773,000	1,785,026
		$3,733,847
Transportation - Services – 2.3%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$1,685,000	$1,693,831
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	653,000	648,442
GXO Logistics, Inc., 6.25%, 5/06/2029 (w)	625,000	625,711
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	648,000	641,609
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	911,000	895,147
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	415,808
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,206,541
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	942,381
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	275,857
		$7,345,327
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.36%, 11/01/2025	$29,291	$28,927
Small Business Administration, 5.39%, 12/01/2025	18,886	18,709
		$47,636
U.S. Treasury Obligations – 25.2%
U.S. Treasury Notes, 2.375%, 8/15/2024	$9,230,000	$9,149,328
U.S. Treasury Notes, 2%, 2/15/2025 (f)	9,900,000	9,642,929
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,019,674
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	4,869,249
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	5,819,640
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,135,449
U.S. Treasury Notes, 1.875%, 2/28/2027	10,066,500	9,269,831
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	3,790,387
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	5,678,359
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	4,883,902
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	3,868,945
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,229,251
U.S. Treasury Notes, 4.625%, 4/30/2031	1,626,000	1,618,378
U.S. Treasury Notes, 1.875%, 2/15/2032	2,705,500	2,211,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.125%, 11/15/2032	$3,400,000	$3,264,531
		$80,451,177
Utilities - Electric Power – 4.4%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$364,000	$360,198
Enel Americas S.A., 4%, 10/25/2026	252,000	240,839
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	895,000	910,005
FirstEnergy Corp., 4.15%, 7/15/2027	2,827,000	2,663,515
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,583,174
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,367,331
Pacific Gas & Electric Co., 5.45%, 6/15/2027	401,000	398,446
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	847,923
Pacific Gas & Electric Co., 6.1%, 1/15/2029	326,000	328,655
Southern California Edison Co., 6.65%, 4/01/2029	816,000	845,786
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	225,120
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	2,446,000	2,444,832
		$14,215,824
Total Bonds (Identified Cost, $313,031,315)		$292,170,421
Investment Companies (h) – 8.5%
Money Market Funds – 8.5%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $27,040,850)	27,040,853	$27,040,853

Other Assets, Less Liabilities – (0.0)%		(29,266)
Net Assets – 100.0%		$319,182,008

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,040,853 and $292,170,421, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $77,801,689, representing 24.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.631% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036	11/12/21	$431,567	$428,463
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.931% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036	11/12/21	199,500	197,778
Total Restricted Securities			$626,241
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	29	$3,467,313	June – 2024	$141,671
U.S. Treasury Ultra Note 10 yr	Short	USD	70	7,715,312	June – 2024	276,534
						$418,205
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	116	$12,462,750	June – 2024	$(322,463)
U.S. Treasury Note 2 yr	Long	USD	9	1,823,906	June – 2024	(3,829)
U.S. Treasury Note 5 yr	Long	USD	517	54,151,711	June – 2024	(935,985)
						$(1,262,277)
At April 30, 2024, the fund had liquid securities with an aggregate value of $767,536 to cover any collateral or margin obligations for certain derivative contracts.

Financial Statements
Statement of Assets and Liabilities
At 4/30/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $313,031,315)	$292,170,421
Investments in affiliated issuers, at value (identified cost, $27,040,850)	27,040,853
Receivables for
Investments sold	70,744
Interest	2,458,637
Other assets	75,097
Total assets	$321,815,752
Liabilities
Payables for
Distributions	$88,798
Net daily variation margin on open futures contracts	170,395
Investments purchased	1,617,763
When-issued investments purchased	621,619
Payable to affiliates
Investment adviser	9,704
Administrative services fee	306
Transfer agent and dividend disbursing costs	2,600
Payable for independent Trustees' compensation	1,122
Accrued expenses and other liabilities	121,437
Total liabilities	$2,633,744
Net assets	$319,182,008
Net assets consist of
Paid-in capital	$362,012,936
Total distributable earnings (loss)	(42,830,928)
Net assets	$319,182,008
Shares of beneficial interest outstanding (114,011,570 shares issued less 213,332 capital shares to be retired) (unlimited number of shares authorized)	113,798,238
Net asset value per share (net assets of $319,182,008 / 113,798,238 shares of beneficial interest outstanding)	$2.80
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$5,466,679
Dividends from affiliated issuers	792,767
Total investment income	$6,259,446
Expenses
Management fee	$882,707
Transfer agent and dividend disbursing costs	38,564
Administrative services fee	28,225
Independent Trustees' compensation	5,359
Stock exchange fee	55,504
Custodian fee	11,630
Shareholder communications	71,113
Audit and tax fees	48,742
Legal fees	6,202
Miscellaneous	22,978
Total expenses	$1,171,024
Net investment income (loss)	$5,088,422
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,272,305)
Affiliated issuers	(153)
Futures contracts	(421,063)
Net realized gain (loss)	$(1,693,521)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$9,737,832
Affiliated issuers	(1,950)
Futures contracts	(5,101)
Net unrealized gain (loss)	$9,730,781
Net realized and unrealized gain (loss)	$8,037,260
Change in net assets from operations	$13,125,682
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23
Change in net assets
From operations
Net investment income (loss)	$5,088,422	$9,217,321
Net realized gain (loss)	(1,693,521)	(6,701,513)
Net unrealized gain (loss)	9,730,781	7,131,199
Change in net assets from operations	$13,125,682	$9,647,007
Distributions to shareholders	$(5,246,933)	$(9,780,059)
Tax return of capital distributions to shareholders	$—	$(19,197,187)
Distributions from other sources	$(8,647,656)	$—
Change in net assets from fund share transactions	$(554,096)	$(2,444,698)
Total change in net assets	$(1,323,003)	$(21,774,937)
Net assets
At beginning of period	320,505,011	342,279,948
At end of period	$319,182,008	$320,505,011
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/24 (unaudited)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Net asset value, beginning of period	$2.81	$2.98	$3.64	$3.95	$4.04	$4.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.07	$0.08	$0.09	$0.10
Net realized and unrealized gain (loss)	0.07	0.00(w)	(0.44)	(0.06)	0.16	0.25
Total from investment operations	$0.11	$0.08	$(0.37)	$0.02	$0.25	$0.35
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.08)	$(0.08)	$(0.10)	$(0.11)	$(0.10)
From net realized gain	—	—	—	(0.03)	(0.04)	—
From tax return of capital	—	(0.17)	(0.21)	(0.20)	(0.19)	(0.24)
From other sources	(0.07)	—	—	—	—	—
Total distributions declared to shareholders	$(0.12)	$(0.25)	$(0.29)	$(0.33)	$(0.34)	$(0.34)
Net increase from repurchase of capital shares	$0.00(w)	$0.00(w)	$0.00(w)	$—	$0.00(w)	$0.00(w)
Net asset value, end of period (x)	$2.80	$2.81	$2.98	$3.64	$3.95	$4.04
Market value, end of period	$2.60	$2.58	$2.75	$3.63	$3.73	$3.77
Total return at market value (%)	5.41(n)	2.73	(16.98)	6.18	8.24	11.87
Total return at net asset value (%) (j)(r)(s)(x)	4.23(n)	3.26	(10.29)	0.54	6.96	9.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.72(a)	0.69	0.65	0.62	0.64	0.65
Net investment income (loss)	3.13(a)	2.72	2.16	2.08	2.33	2.58
Portfolio turnover	9(n)	15	16	20	43	18
Net assets at end of period (000 omitted)	$319,182	$320,505	$342,280	$422,382	$457,844	$472,422

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intermediate Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining

Notes to Financial Statements (unaudited) - continued
the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$80,498,813	$—	$80,498,813
Non - U.S. Sovereign Debt	—	4,097,489	—	4,097,489
Municipal Bonds	—	13,304,944	—	13,304,944
U.S. Corporate Bonds	—	116,767,265	—	116,767,265
Residential Mortgage-Backed Securities	—	4,959,294	—	4,959,294
Commercial Mortgage-Backed Securities	—	6,000,368	—	6,000,368
Asset-Backed Securities (including CDOs)	—	15,026,687	—	15,026,687
Foreign Bonds	—	51,515,561	—	51,515,561
Mutual Funds	27,040,853	—	—	27,040,853
Total	$27,040,853	$292,170,421	$—	$319,211,274
Other Financial Instruments
Futures Contracts – Assets	$418,205	$—	$—	$418,205
Futures Contracts – Liabilities	(1,262,277)	—	—	(1,262,277)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$418,205	$(1,262,277)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(421,063)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(5,101)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party

Notes to Financial Statements (unaudited) - continued
to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended April 30, 2024, the amount of distributions estimated to be a tax return of capital was approximately $8,647,656 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/23
Ordinary income (including any short-term capital gains)	$9,780,059
Tax return of capital (b)	19,197,187
Total distributions	$28,977,246

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$341,128,216
Gross appreciation	387,114
Gross depreciation	(22,304,056)
Net unrealized appreciation (depreciation)	$(21,916,942)
As of 10/31/23
Capital loss carryforwards	(10,419,949)
Other temporary differences	(88,400)
Net unrealized appreciation (depreciation)	(31,553,672)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,856,481)
Long-Term	(8,563,468)
Total	$(10,419,949)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.65% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the fund's average daily net assets. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2024. For the six months ended April 30, 2024, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2024, these fees paid to MFSC amounted to $14,529.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on

Notes to Financial Statements (unaudited) - continued
average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2024 was equivalent to an annual effective rate of 0.0174% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,829,424	$8,455,634
Non-U.S. Government securities	24,778,304	27,177,565
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 213,332 shares of beneficial interest during the six months ended April 30, 2024 at an average price per share of $2.60 and a weighted average discount of 7.50% per share. The fund repurchased 886,201 shares of beneficial interest during the year ended October 31, 2023 at an average price per share of $2.76 and a weighted average discount of 7.35% per share. Transactions in fund shares were as follows:
	Six months ended 4/30/24		Year ended 10/31/23
	Shares	Amount	Shares	Amount
Capital shares repurchased	(213,332)	$(554,096)	(886,201)	$(2,444,698)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2024, the fund’s commitment fee and interest expense were $791 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,216,448	$40,508,333	$43,681,825	$(153)	$(1,950)	$27,040,853

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$792,767	$—

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of MFS Intermediate Income Trust:
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2024, and the related statements of operations and changes in net assets and the financial highlights for the six-month period ended April 30, 2024, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities, including the portfolio of investments, as of October 31, 2023 (not presented herein), the related statement of operations for the year ended October 31, 2023 (not presented herein), the statements of changes in net assets for the years ended October 31, 2023, and October 31, 2022 (2022 not presented herein) and the financial highlights for each of the five years in the period ended October 31, 2023; and in our report dated December 14, 2023, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These interim financial statements and financial highlights are the responsibility of the Trust's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters.  It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 14, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MIN

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Intermediate Income Trust (the "Fund") is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Geoffrey Schechter has announced his intention to retire effective September 30, 2025, and he will no longer be a portfolio manager of the fund as of that date.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment
			area of MFS since 1993
Alexander Mackey	Investment Grade Debt Instruments Portfolio	2017	Co-Chief Investment Officer-Global Fixed Income of MFS;
	Manager		employed in the investment area of MFS since 2001
Jake Stone	U.S. Government Securities Portfolio Manager	2023	Investment Officer of MFS; employed in the investment
			area of MFS since 2018

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2023, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus. Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter- term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2023, the following benchmarks were used to measure the following portfolio manager's performance for the Fund, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Intermediate Income Trust	Geoffrey Schechter	Bloomberg U.S. Intermediate Government/Credit Bond Index
	Jake Stone	Bloomberg U.S. Intermediate Government/Credit Bond Index

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

With respect to Mr. Alexander Mackey, his compensation reflects his broader role within MFS as Co-Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager. His performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account his broad leadership responsibilities. This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund's fiscal year ended October 31, 2023. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Geoffrey Schechter	N
Alexander Mackey	N
Jake Stone	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub- advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund's fiscal year ended October 31, 2023:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total	Number of	Total Assets	Number of	Total Assets
		Assets	Accounts		Accounts
Geoffrey Schechter	15	$19.6 billion	4	$696.9 million	5	$829.9 million

Alexander Mackey	18	$32.7 billion	5	$2.8 billion	6	$464.6 million

Jake Stone	5	$5.0 billion	2	$409.3 million	0	N/A

*Includes the Fund

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS or an affiliate has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS or an affiliate has an interest) with similar investment objectives. MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its officers and/or employees, and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate Income Trust

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

11/01/23-11/30/23	0	N/A	0	11,224,711
12/01/23-12/31/23	0	N/A	0	11,224,711
01/01/24-01/31/24	0	N/A	0	11,224,711
02/01/24-02/28/24	0	N/A	0	11,224,711
03/01/24-03/31/24	0	N/A	0	11,224,711
04/01/24-04/30/24	213,332	2.60	213,332	11,011,379
Total	213,332	2.60	213,332

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2023 plan year is 11,420,762.

86121

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 14, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 14, 2024

* Print name and title of each signing officer under his or her signature.